INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of reconciliation of reported tax expense

	For the years ended
	December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Loss before income taxes	$(35,102,222)	$(107,876,382)	$(21,149,640)
Statutory tax rate	27.00%	27.00%	26.00%
Recovery of income taxes based on the combined Canadian federal
and provincial statutory rates	(9,477,600)	(29,126,623)	(5,498,906)
Share-based remuneration	861,248	1,073,142	650,335
Effect of rate change	—	—	(2,344,122)
Effect of historical adjustments	—	(16,036)	(331,410)
Foreign exchange adjustment	—	—	(28,668)
Other permanent differences	190,096	20,930,238	(1,798,205)
Unrecognized deferred tax benefits	8,464,437	7,183,316	9,670,642
Difference in tax rates between foreign jurisdictions and Canada	(9,389)	63,056	164,762
Income tax expense	$28,793	$107,093	$484,428

Schedule of components of income tax expense

	For the years ended
	December 31,
	2019	2018	2017
Current tax	$28,793	$107,093	$484,428
Deferred tax	—	—	—
Income tax expense	$28,793	$107,093	$484,428

Schedule of the unrecognized deferred tax assets

	For the years ended
	December 31,
Deferred tax assets	2019	2018	2017
Investment tax credits	$1,951,937	$2,525,545	$3,108,576
Capital assets	118,033	182,385	500,445
Share issue expenses	1,094,158	1,198,653	1,774,820
Non-capital loss carry forwards	73,415,224	65,556,024	56,627,473
Foreign exchange	—	5,453	5,500
Research and development expenditures	—	—	265,260
Deferred compensation	32,342	22,232	31,387
	$76,611,694	$69,490,292	$62,313,461
Tax attributes not Recognized	$(76,611,694)	$(69,490,292)	$(62,313,461)